Other Noninterest Income and Other Noninterest Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Other Nonoperating Income Expense Abstract
Other Noninterest Income and Other Noninterest Expense

Note 8—Other Noninterest Income and Other Noninterest Expense

The detail of the other noninterest income and other noninterest expense captions presented in the consolidated statements of income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2017	2016	2017	2016
Other Noninterest Income
Insurance revenue	$1,828	$1,953	$3,957	$4,276
Bankcard fees	1,862	1,777	3,674	3,506
Income from bank owned life insurance policies	767	731	1,826	1,464
Other	322	1,308	799	169

Total other noninterest income	$4,779	$5,769	$10,256	$9,415

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2017	2016	2017	2016
Other Noninterest Expense
Net cost of operation of other real estate owned	$427	$107	$723	$790
Data processing expense	1,702	1,594	3,398	2,983
Special asset expenses	469	392	610	352
Consulting and professional fees	1,502	1,092	2,641	2,401
Loan related expenses	757	744	1,037	1,181
FDIC Insurance	954	2,292	2,447	3,799
Communications	675	721	1,330	1,379
Advertising and public relations	499	338	844	722
Legal expenses	508	978	940	1,722
Branch closure expenses	47	75	94	139
Other	5,542	6,217	11,138	11,852

Total other noninterest expense	$13,082	$14,550	$25,202	$27,320

Note 10—Other Noninterest Income and Other Noninterest Expense

The detail of the other noninterest income and other noninterest expense captions presented in the consolidated statements of income is as follows:

	Year Ended December 31,
(Dollars in thousands)	2016	2015	2014
Other Noninterest Income
Insurance revenue	$7,717	$7,107	$7,237
Bankcard fees	7,270	7,213	7,667
Income from bank owned life insurance policies	2,954	2,994	3,343
Loss on sale of branches, net	—	(1,501)	(763)
Other	(263)	(796)	3,006

Total other noninterest income	$17,678	$15,017	$20,490

	Year Ended December 31,
(Dollars in thousands)	2016	2015	2014
Other Noninterest Expense
Net cost of operation of other real estate owned	$3,033	$5,238	$1,806
Data processing	6,280	6,092	6,052
Special asset expenses	1,788	3,000	5,852
Consulting and professional fees	6,728	5,671	6,278
Loan related expenses	3,114	3,745	5,166
FDIC insurance	7,228	5,027	4,747
Communications	2,656	3,249	3,768
Advertising and public relations	1,369	2,295	3,353
Legal expenses	2,721	3,159	2,501
Branch closure expenses	238	2,074	5,222
Other	25,443	26,306	26,738

Total other noninterest expense	$60,598	$65,856	$71,483